PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	December 31,
	2020	2021
Cost
Buildings and plant	$444,829	$468,309
Machinery and equipment	880,554	910,070
Furniture, fixtures and equipment	55,437	59,549
Motor vehicles	1,123	1,176
Less: Accumulated depreciation	(381,685)	(466,549)
Property, plant and equipment, net	$1,000,258	$972,555
Construction in process	26,828	586,555
Total	$1,027,086	$1,559,110